Fair Value Measurements (Details) - Schedule of change in the fair value of the private warrant liability - Private Warrant Liability [Member] - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of change in the fair value of the private warrant liability [Line Items]
Fair value, Beginning Balance	$ 4,188,221		$ 10,763,361
Fair value as of issuance on December 28, 2020		9,631,197
Change in fair value		1,132,164	(6,575,140)
Fair value, Ending Balance	$ 7,102,840	$ 10,763,361	$ 4,188,221